Income tax incurred and deferred: Deferred income tax for its foreign subsidiaries (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax:
Undistributed utilities	$ 20,320,736	$ 24,700,966
Tax rate	30.00%	30.00%	30.00%
Deferred IT liabilities unrecognized with the previous temporary differences		$ 710,991
Aerostar and Airplan
Income tax:
Undistributed utilities		$ 2,369,969
Deferred IT liabilities unrecognized with the previous temporary differences	$ 710,991